REVENUE CLASSES AND CONCENTRATIONS (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Customer One [Member] | Accounts Receivable [Member]
Percentages of revenue			27.00%
Customer One [Member] | Revenue [Member]
Percentages of revenue		24.00%
Customer No [Member] | Accounts Receivable [Member]
Percentages of revenue				10.00%
Customer No [Member] | Revenue [Member]
Percentages of revenue	10.00%		10.00%	10.00%